CAPITAL AND RESERVES (Narrative) (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Authorised share capital	200,700,000	200,700,000
Par value of share	$ 0.0109	$ 0.0109
Treasury shares purchased		0	0
ADS Treasury shares [Member]
Disclosure of classes of share capital [line items]
Treasury shares purchased		0	0